Redeemable Noncontrolling Interests - Table 1 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of period	$ 121.1
Acquisition of Encompass			$ 14.0
Net income attributable to noncontrolling interests	14.1	$ 13.8	6.6
Distributions	(54.2)	(49.0)	(44.9)
Change in fair value	(6.7)	(18.2)
Balance at end of period	138.3	121.1
Redeemable Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of period	121.1	84.7	13.5
Acquisition of Encompass	0.0	0.0	64.5
Net income attributable to noncontrolling interests	14.1	13.8	6.6
Distributions	(7.8)	(7.3)	(8.5)
Contribution to joint venture	0.0	0.0	4.3
Change in fair value	10.9	29.9	4.3
Balance at end of period	$ 138.3	$ 121.1	$ 84.7